RUSSELL INVESTMENT FUNDS

Supplement dated November 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Funds of Funds

DATED May 1, 2010

As Supplemented through October 1, 2010

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding Marsico Capital Management, LLC under the heading “Non-U.S. Fund” is deleted and replaced with the following:

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.

RUSSELL INVESTMENT FUNDS

Supplement dated November 24, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED May 1, 2010

As Supplemented through October 22, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Marsico Capital Management, LLC under the heading “RIF Non-U.S. Fund” is deleted and replaced with the following:

Marsico Capital Management, LLC is controlled by Marsico Group, LLC, which is controlled by Tom Marsico.